14. Cash Flow Information	12 Months Ended
Jun. 30, 2018
Cash Flow Information
Cash Flow Information
Reconciliation of Cash Flow from Operations with (Loss) after Income Tax	2018 $	2017 $	2016 $
(Loss) after income tax	(202,114)	(4,550,604)	(2,328,545)
Non cash flows in profit / (loss)
Depreciation of plant and equipment – continued operations	1,898	487	175
Share of net loss/(profit) of associate	—	38,174	110,007
Provision for employee benefits	—	(2,826)	9,094
Other non cash adjustments	—	4,436	—
Impairment of associate	—	3,608,038	—
Net cash (used in) operating activities before change in assets and liabilities	(200,216)	(902,295)	(2,209,269)

Change in assets and liabilities
Decrease in receivables	—	1,091	75,730
(Increase) / decrease in other assets	6,471	(4,691)	36,022
(Increase) in creditors and accruals	(377)	(87,870)	(325,926)
Foreign Currency Adjustments	4,263	15,041	345,810
	10,357	(76,429)	131,636

Cash (used in) operations	(189,859)	(978,724)	(2,077,633)

There were no non-cash investing activities during the reported periods.

Cash flows are presented in the statement of cash flows on a gross basis, except for the GST component of investing and financing activities, which are disclosed as operating cash flows.